Derivative Assets and Derivative Liabilities	12 Months Ended
Dec. 31, 2018
Derivative Assets and Derivative Liabilities [abstract]
Derivative Assets and Derivative Liabilities

7.    Derivative Assets and Derivative Liabilities

	December 31,	December 31,
Assets	2018	2017
Interest rate swap	$-	$140
Commodity derivative contracts	2,646	-
Derivative assets	$2,646	$140

Liabilities
Interest rate swap	$224	$-
Commodity derivative contracts	-	2,328
Derivative liabilities	$224	$2,328

(a)    Commodity derivative contracts

In 2017, the Company entered into zero cost collars for an aggregate 7,500 tonnes of lead with a floor price of $2,100 per tonne and a cap price of $2,500 per tonne, maturing from August 2017 to October 2018. In 2018, the Company also entered into zero cost collars for an aggregate 6,500 tonnes of zinc with a floor price of $2,500 per tonne and a cap price of $2,965 per tonne, maturing from January to October 2018.

In 2018, the Company entered into zero cost collars for an aggregate of 6,000 tonnes of zinc with a floor price of $3,050 per tonne and a cap price of $3,300 per tonne maturing between November 2018 and June 2019.

The zinc and lead contracts are derivative financial instruments and are not accounted for as designated hedges under IFRS 9. They were initially recognized at fair value on the date on which the related derivative contracts were entered into and are subsequently re-measured to estimated fair value. Any gains or losses arising from changes in the fair value of the derivatives are credited or charged to profit or loss.

The following table summarizes the gains (losses) from the settlement of and the open positions for the zinc and lead forward sales contracts:

	Years ended December 31,
	2018	2017
Realized
Zinc Contracts
Tonnes settled	8,000	7,803
Average settlement price per tonne	$2,925	$2,894
Settlement losses	$(49)	$(1,521)

Lead Contracts
Tonnes settled	6,000	4,465
Average settlement price per tonne	$2,302	$2,361
Settlement gains (losses)	$443	$19

Unrealized
Zinc Contracts
Open positions - tonnes	4,500	6,500
Price per tonne	$3,050 - 3,300	$2,500 - 3,190
Unrealized gains (losses)	$4,630	$(2,957)

Lead Contracts
Open positions - tonnes	-	6,000
Price per tonne	$-	$2,100 - 2,689
Unrealized gains (losses)	$344	$(344)

(b)    Interest rate swap

Effective April 1, 2015, the Company entered into an interest rate swap on a notional amount of $40,000, which expires on March 25, 2019 and matched the original maturity of the bank loan. The swap had been designated as a hedge for accounting purposes. The swap was entered into to hedge the variable interest rate risk on the Company’s $40,000 bank loan. The fixed interest rate on the swap was 1.52% and the floating amount was based on the one-month LIBOR rate. The swap was settled on a monthly basis, with settlement being the net difference between the fixed and floating interest rates.

In January 2018, the Company amended its credit facility and terminated the Swap. As a result, the Company received a $214 settlement payment. The Company entered into a new interest rate swap on an notional amount of $40,000 for a term of four years in connection with the amended credit facility (Note 17) to hedge the variable interest rate risk on the Company’s credit facility. The fixed interest rate on the Swap is 2.61% and the floating amount is based on the one-month LIBOR rate. The Swap is settled on a monthly basis, with settlement being the net difference between the fixed and floating interest rates. The Swap has been designated as a hedge for accounting purposes.

During the year ended December 31, 2018, the Company recognized an unrealized loss of $156 (2017 – $369 gain), related to fair value adjustments through other comprehensive income. The Swap was determined to be an effective hedge for the years ended December 31, 2018 and 2017, respectively.